Fair Value Measurements - Summary (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 287,983,700	$ 241,694,040
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	106,657,279	241,694,040
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	181,326,421
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	181,326,421	0
Pooled Separate Accounts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Pooled Separate Accounts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	181,326,421
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	91,464,710	225,127,103
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	91,464,710	225,127,103
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Total WSFS Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,192,569	16,566,937
Total WSFS Common Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	15,192,569	16,566,937
Total WSFS Common Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
WSFS Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	14,335,830	15,319,239
WSFS Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	14,335,830	15,319,239
WSFS Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Fidelity Government Portfolio
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	856,739	1,247,698
Fidelity Government Portfolio | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	856,739	$ 1,247,698
Fidelity Government Portfolio | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0